                               BALANCED PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                                                    NBAMTSA30697

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio
EQUITY PORTION
   During the first quarter of 1997, the market was very volatile and was led mostly by large-cap stocks. Our best performer during the first quarter was the technology sector, specifically Micron Technology. The top three holdings for the first quarter were General Nutrition, CITICORP and GTECH. The health care group had a good rebound from a poor 1996, specifically the HMO group. The lagging portions of the Portfolio during the first quarter were the communications area and the entertainment industry.
   Stocks rebounded during the second quarter of 1997 and broke new highs after weaknesses in the early part of 1997. As interest rates moved lower during the quarter and corporate earnings came in stronger than analysts expected, Wall Street appears to have renewed its belief that the U.S. economy is growing steadily without overheating.
   During the second quarter, the financial services and technology industries accounted for the largest percentage of holdings in the Portfolio. The drugs and health care industry also represented a large portion of holdings in the Portfolio. The top three equity holdings were General Nutrition, CKE Restaurants and CITICORP.
   Because stocks are still expensive by historical standards, they remain vulnerable to both earnings disappointments and fears of inflation. As the Equity Portion Portfolio continues to emphasize its investments on firms with sound management, strong balance sheets, consistent earnings growth and reasonable valuations, we currently have an optimistic view for the third and fourth quarter.

DEBT PORTION
   The first quarter of 1997 started out as a very interesting one in the bond arena. In the opinion of the Federal Reserve Board, the financial markets had become irrationally exuberant and at the end of the quarter it raised interest rates. This brought about our decision to stay defensive and careful through most of the quarter in order to protect principal in what could be described as a very difficult market.
   The bullish fundamentals of fixed income markets became more apparent in the second quarter of 1997. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly, and inflation statistics are the lowest in a generation. With this backdrop, since mid-April, bond investors drove rates down by an average of 40 basis points across the yield spectrum.
   We indicated to you in past reports that the fundamentals for fixed income securities were positive and that we participated in the rally by maintaining a positive viewpoint on the market. We have maintained a position of assets in the mortgage area, while selectively purchasing a variety of corporate bonds in different sectors and industries.
   We have remained heavily overweighted in corporate bonds during the second quarter, using spread weakness early in April to repurchase positions that were sold at tighter levels in the first quarter. However, some securities, particularly in the media sector, were sold relatively quickly after purchase, as spreads tightened. Later in the quarter, several industrial positions were sold as spreads improved materially on positive rating actions, particularly in the retail and automotive sectors. We continue to be underweighted in longer corporates, which will suffer more than intermediates and short maturity issues, if, as expected, the corporate curve steepens.
   As we focus on the final six months of 1997, it is still our opinion that fixed income securities, in light of powerful fundamental forces, present good investment opportunities. As usual, we will be vigilant in our sector and security selection, and we will attempt to find values that are not always recognized by the general market.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  183,496,352
      Receivable for Trust shares sold                      65,088
                                                    --------------
                                                       183,561,440
                                                    --------------
LIABILITIES
      Accrued expenses                                      85,200
      Payable to administrator (Note B)                     45,040
      Payable for Trust shares redeemed                     19,777
                                                    --------------
                                                           150,017
                                                    --------------
NET ASSETS at value                                 $  183,411,423
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       11,062
      Paid-in capital in excess of par value           150,744,387
      Accumulated undistributed net investment
       income                                            1,829,596
      Accumulated net realized gains on investment       5,180,338
      Net unrealized appreciation in value of
       investment                                       25,646,040
                                                    --------------
NET ASSETS at value                                 $  183,411,423
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      11,062,156
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $16.58
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 2,815,920
                                                    ------------
    Expenses:
      Administration fee (Note B)                       262,276
      Shareholder reports                                40,241
      Registration and filing fees                       18,372
      Legal fees                                          6,968
      Custodian fees                                      5,000
      Shareholder servicing agent fees                    4,530
      Trustees' fees and expenses                         4,413
      Auditing fees                                         674
      Miscellaneous                                         986
      Expenses from Series (Notes A & B)                557,847
                                                    ------------
        Total expenses                                  901,307
                                                    ------------
        Net investment income                         1,914,613
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities        5,413,021
    Net realized loss on financial futures
     contracts                                         (134,628)
    Net realized gain on foreign currency
     transactions                                         4,273
    Change in net unrealized appreciation of
     investment securities                           11,773,586
    Change in net unrealized appreciation
     (depreciation) of financial futures contracts      (52,656)
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           17,003,596
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $18,918,209
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   1,914,613   $  3,081,884
    Net realized gain on investments
     from Series (Note A)                     5,282,666      8,184,216
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)        11,720,930       (201,548)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         18,918,209     11,064,552
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (3,158,780)    (3,827,457)
    Net realized gain on investments         (8,107,536)   (21,284,395)
                                          -----------------------------
    Total distributions to shareholders     (11,266,316)   (25,111,852)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 7,208,134     40,422,008
    Proceeds from reinvestment of
     dividends and distributions             11,266,316     25,111,853
    Payments for shares redeemed            (15,882,320)   (22,740,252)
                                          -----------------------------
    Net increase from Trust share
     transactions                             2,592,130     42,793,609
                                          -----------------------------
NET INCREASE IN NET ASSETS                   10,244,023     28,746,309
NET ASSETS:
    Beginning of period                     173,167,400    144,421,091
                                          -----------------------------
    End of period                         $ 183,411,423   $173,167,400
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $   1,829,596   $  3,073,763
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                        452,323      2,435,851
    Issued on reinvestment of dividends
     and distributions                          719,892      1,645,600
    Redeemed                                   (985,461)    (1,450,441)
                                          -----------------------------
    Net increase in shares outstanding          186,754      2,631,010
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Balanced Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Balanced Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Balanced Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.

Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Balanced Portfolio

6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of
 .30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1997, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $318, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1997, additions and reductions in the Fund's investment in its Series amounted to $1,315,645 and $10,577,239, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                              Six Months Ended
                                                                  June 30,
                                                                    1997                  Year Ended December 31,
                                                               (UNAUDITED)(2)    1996(2)   1995(2)    1994    1993    1992
                                                              -------------------------------------------------------------
Net Asset Value, Beginning of Period                               $15.92        $17.52    $14.51    $15.62  $14.90  $14.16
                                                              -------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                             .19           .34       .32       .30     .34     .40
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                     1.54           .75      3.06      (.80)    .61     .72
                                                              -------------------------------------------------------------
      Total From Investment Operations                               1.73          1.09      3.38      (.50)    .95    1.12
                                                              -------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                           (.30)         (.41)     (.28)     (.23)   (.20)   (.19)
    Distributions (from capital gains)                               (.77)        (2.28)     (.09)     (.38)   (.03)   (.19)
                                                              -------------------------------------------------------------
      Total Distributions                                           (1.07)        (2.69)     (.37)     (.61)   (.23)   (.38)
                                                              -------------------------------------------------------------
Net Asset Value, End of Period                                     $16.58        $15.92    $17.52    $14.51  $15.62  $14.90
                                                              -------------------------------------------------------------
Total Return(3)                                                    +11.27%(4)     +6.89%   +23.76%    -3.36%  +6.45%  +8.06%
                                                              -------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                        $183.4        $173.2    $144.4    $179.3  $161.1  $ 87.1
                                                              -------------------------------------------------------------
    Ratio of Expenses to Average Net Assets                          1.03%(5)      1.09%      .99%      .91%    .90%    .95%
                                                              -------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets             2.19%(5)      1.84%     1.99%     1.91%   1.96%   2.33%
                                                              -------------------------------------------------------------
    Portfolio Turnover Rate(6)                                         --            --        21%       55%    114%     82%
                                                              -------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Balanced Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all fiscal periods shown. Qualified Plans that are direct shareholders of the Fund are not affected by insurance charges.
4) Not annualized.
5) Annualized.
6) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Balanced Investments' Financial Highlights.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          AMT Balanced Investments

  Number                                       Market
 of Shares                                    Value(1)
-----------                                  -----------
             COMMON STOCKS (59.1%)
CHEMICALS (1.3%)
    25,000   SGL Carbon ADR                  $ 1,162,500
    25,000   UCAR International                1,143,750
                                             -----------
                                               2,306,250
                                             -----------

COMMUNICATIONS (4.5%)
    70,000   Airtouch Communications           1,916,250
    80,000   Comcast Corp. Class A Special     1,710,000
   115,000   Comcast UK Cable Partners
             Limited                           1,380,000
    50,000   ECI Telecommunications            1,487,500
    75,000   NTL Inc.                          1,865,625
                                             -----------
                                               8,359,375
                                             -----------
CONSUMER GOODS & SERVICES (5.1%)
    77,600   Authentic Fitness                   979,700
   112,100   CUC International                 2,893,581
    30,000   Luxottica Group ADR               2,034,375
    80,000   Nu-Kote Holding                     200,000
    45,000   Philip Morris                     1,996,875
    53,000   Regis Corp.                       1,252,125
                                             -----------
                                               9,356,656
                                             -----------
DRUGS & HEALTH CARE (5.7%)
    29,000   Columbia/HCA Healthcare           1,140,062
    20,000   Novartis AG ADR                   1,625,000
    10,000   Pfizer, Inc.                      1,195,000
    40,000   United Healthcare                 2,080,000
    15,000   Warner-Lambert                    1,863,750
    35,000   Watson Pharmaceuticals            1,478,750
    23,000   Wellpoint Health Networks         1,055,125
                                             -----------
                                              10,437,687
                                             -----------
ENTERTAINMENT (5.5%)
    55,000   Circus Circus Enterprises         1,354,375
    85,000   GTECH Holdings                    2,741,250
   140,000   Harrah's Entertainment            2,555,000

  Number                                       Market
 of Shares                                    Value(1)
-----------                                  -----------
   125,000   Players International           $   375,000
    35,000   Promus Hotel                      1,356,250
    95,000   Showboat, Inc.                    1,656,563
                                             -----------
                                              10,038,438
                                             -----------

FINANCIAL SERVICES (10.7%)
    14,000   BankBoston Corp.                  1,008,875
    37,750   Bear Stearns                      1,290,578
    70,000   Capital One Financial             2,642,500
    27,000   CITICORP                          3,255,187
    26,000   Finova Group                      1,989,000
    65,000   MBNA Corp.                        2,380,625
    35,000   Merrill Lynch                     2,086,875
    54,450   Morgan Stanley, Dean Witter,
             Discover                          2,344,753
    10,000   Wells Fargo                       2,695,000
                                             -----------
                                              19,693,393
                                             -----------
INSURANCE (5.7%)
    28,000   ACE Ltd.                          2,068,500
    15,000   Allstate Corp.                    1,095,000
    30,000   EXEL Ltd.                         1,582,500
    50,000   Highlands Insurance               1,006,250
    14,000   Loews Corp.                       1,401,750
    24,000   PennCorp Financial Group            924,000
    38,000   Travelers Group                   2,396,375
                                             -----------
                                              10,474,375
                                             -----------
OIL & GAS (1.6%)
    55,000   Enron Oil & Gas                     996,875
    26,800   Noble Affiliates                  1,036,825
    20,000   Tidewater Inc.                      880,000
                                             -----------
                                               2,913,700
                                             -----------
RESTAURANTS (4.9%)
   140,000   Buffets Inc.                      1,181,250
    70,000   Cheesecake Factory                1,470,000
   125,000   CKE Restaurants                   3,953,125

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Number                                       Market
 of Shares                                    Value(1)
-----------                                  -----------
    47,000   Lone Star Steakhouse & Saloon   $ 1,222,000
    50,000   Sonic Corp.                       1,100,000
                                             -----------
                                               8,926,375
                                             -----------

SPECIALTY RETAIL (6.1%)
    95,000   Corporate Express                 1,371,563
   170,000   General Nutrition                 4,760,000
    30,000   Jumbosports, Inc.                   114,375
    30,000   Neiman-Marcus Group                 787,500
   105,000   Staples Inc.                      2,441,250
    90,000   Viking Office Products            1,710,000
                                             -----------
                                              11,184,688
                                             -----------
TECHNOLOGY (7.7%)
    50,000   Ascend Communications             1,968,750
    13,000   Intel Corp.                       1,843,562
  Number                                       Market
 of Shares                                    Value(1)
-----------                                  -----------
    48,000   KLA-Tencor                      $ 2,340,000
    37,000   LSI Logic                         1,184,000
    55,000   Micron Technology                 2,196,563
     8,000   SAP AG (Ordinary Shares)          1,605,413
    35,000   Seagate Technology                1,231,562
    17,000   Texas Instruments                 1,429,063
    40,000   Xeikon N.V. ADR                     405,000
                                             -----------
                                              14,203,913
                                             -----------

TRANSPORTATION (0.3%)
    28,000   RailTex Inc.                        504,000
                                             -----------
             TOTAL COMMON STOCKS (COST
             $82,585,386)                    108,398,850
                                             -----------

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

Principal                                                    Rating                Market
  Amount                                             Moody's         S&P          Value(1)
----------                                           --------     ---------     -------------
              U.S. TREASURY SECURITIES (0.8%)
$  657,215    U.S. Treasury Inflation-Indexed
              Notes, 3.375%, due 1/15/07               TSY           TSY        $     641,199
   840,000    U.S. Treasury Notes, 6.625%, due
              5/15/07                                  TSY           TSY              846,333
                                                                                -------------
              TOTAL U.S. TREASURY SECURITIES
              (COST $1,492,578)                                                     1,487,532
                                                                                -------------
              U.S. GOVERNMENT AGENCY SECURITIES
              (3.2%)
 5,860,000    Federal Home Loan Bank, Discount
              Notes, 5.20%, due 7/1/97
              (COST $5,860,000)                        AGY           AGY            5,859,121
                                                                                -------------
              MORTGAGE-BACKED SECURITIES (3.1%)
FANNIE MAE
    77,069    Balloon Pass-Through Certificates,
              9.00%, due 10/1/97 & 12/1/97             AGY           AGY               79,236
    19,441    Balloon Pass-Through Certificates,
              8.50%, due 11/1/98                       AGY           AGY               19,982
 1,818,356    Pass-Through Certificates, 7.00%,
              due 6/1/11                               AGY           AGY            1,828,485
 1,187,664    Pass-Through Certificates, 7.50%,
              due 9/1/11                               AGY           AGY            1,204,612
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   116,492    Pass-Through Certificates, 10.00%,
              due 12/15/17-5/15/19                     AGY           AGY              127,704
   628,313    Pass-Through Certificates, 9.50%,
              due 4/15/16-10/15/20                     AGY           AGY              677,598
 1,717,557    Pass-Through Certificates, 7.00%,
              due 1/15/27                              AGY           AGY            1,687,139
                                                                                -------------
              TOTAL MORTGAGE-BACKED SECURITIES
              (COST $5,581,126)                                                     5,624,756
                                                                                -------------
              ASSET-BACKED SECURITIES (9.4%)
 1,500,000    Capita Equipment Receivables Trust,
              Ser. 1996-1, Class A-3, 6.11%, due
              7/15/99                                  Aaa           AAA            1,501,515
   147,654    USAA Auto Loan Grantor Trust,
              Automobile Loan Pass-Through
              Certificates, Ser. 1994-1, 5.00%,
              due 11/15/99                             Aaa           AAA              147,605
 1,450,000    PNC Student Loan Trust I, Ser.
              1997-2, Class A-2, 6.138%, due
              1/25/00                                  Aaa           AAA            1,448,187
   970,000    Chase Manhattan Auto Owner Trust,
              Ser. 1996-C, Class A-3, 5.95%, due
              11/15/00                                 Aaa           AAA              967,982
 2,160,000    Money Store Auto Grantor Trust,
              Ser. 1997-2, Class A-1, 6.17%, due
              3/20/01                                  Aaa           AAA            2,153,909
   978,097    Banc One Auto Grantor Trust, Ser.
              1996-B, Class A, 6.55%, due 2/15/03      Aaa           AAA              985,462
 1,350,000    Ford Credit Auto Loan Master Trust,
              Auto Loan Certificates, Ser.
              1996-1, 5.50%, due 2/15/03               Aaa           AAA            1,301,805
 4,000,000    NationsBank Credit Card Master
              Trust, Ser. 1995-1, Class A, 6.45%,
              due 4/15/03                              Aaa           AAA            4,004,640
   650,000    Navistar Financial Owner Trust,
              Ser. 1996-B, Class A-3, 6.33%, due
              4/21/03                                  Aaa           AAA              650,078
 1,350,000    World Omni Automobile Lease
              Securitization Trust, Ser. 1997-A,
              Class A-3, 6.85%, due 6/25/03            Aaa           AAA            1,361,543

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

Principal                                                    Rating                Market
  Amount                                             Moody's         S&P          Value(1)
----------                                           --------     ---------     -------------
$1,141,347    Chevy Chase Auto Receivables Trust,
              Ser. 1996-2, Class A, 5.90%, due
              7/15/03                                  Aaa           AAA        $   1,132,605
 1,610,000    Standard Credit Card Master Trust
              I, Credit Card Participation
              Certificates, Ser. 1994-4, Class A,
              8.25%, due 11/7/03                       Aaa           AAA            1,707,437
                                                                                -------------
              TOTAL ASSET-BACKED SECURITIES (COST
              $17,447,138)                                                         17,362,768
                                                                                -------------
              BANKS & FINANCIAL INSTITUTIONS
              (7.8%)
 1,200,000    Household Finance Corp.,
              Medium-Term Notes, 6.62%, due
              5/28/99                                  Aa2            A             1,203,072
 1,400,000    Merrill Lynch & Co., Inc.,
              Medium-Term Notes, Ser. B, 6.28%,
              due 6/25/99                              Aa3           AA-            1,397,662
 1,300,000    CIT Group Holdings, Inc.,
              Medium-Term Notes, 6.25%, due
              10/25/99                                 Aa3           A+             1,294,618
   970,000    First National Bank of Commerce,
              Senior Bank Notes, 6.50%, due
              1/14/00                                   A2           A-               968,419
 1,020,000    HomeSide Lending, Inc., Notes,
              6.875%, due 5/15/00                      Baa2          BBB            1,021,846
 1,280,000    Smith Barney Holdings Inc., Notes,
              7.00%, due 5/15/00                        A2            A             1,292,365
 1,360,000    Comdisco, Inc., Notes, 6.50%, due
              6/15/00                                  Baa1         BBB+            1,350,616
   820,000    Lehman Brothers Holdings Inc.,
              Medium-Term Notes, Ser. E, 6.89%,
              due 10/10/00                             Baa1           A               821,771
 2,000,000    First USA Bank, Medium-Term Deposit
              Notes, 6.375%, due 10/23/00              Baa2         BBB-            1,981,920
   680,000    Lehman Brothers Holdings Inc.,
              Medium-Term Notes, Ser. E, 6.65%,
              due 11/8/00                              Baa1           A               675,906
 1,420,000    Capital One Bank, Bank Notes,
              5.95%, due 2/15/01                       Baa3         BBB-            1,365,955
   925,000    Goldman Sachs Group, L.P., Global
              Notes, 6.75%, due 2/15/06                 A1           A+               904,308(2)
                                                                                -------------
              TOTAL BANKS & FINANCIAL
              INSTITUTIONS (COST $14,380,008)                                      14,278,458
                                                                                -------------
              CORPORATE DEBT SECURITIES (15.9%)
   680,000    Colonial Gas Co., Medium-Term
              Notes, Ser. A, 6.20%, due 3/18/98        Baa1          A-               680,666
 1,500,000    Occidental Petroleum Corp.,
              Medium-Term Notes, 5.85%, due
              11/9/98                                  Baa3          BBB            1,487,055
 1,325,000    Alco Capital Resource, Inc.,
              Medium-Term Notes, Ser. B, 5.46%,
              due 2/22/99                               A3           A-             1,306,026
 1,500,000    Lockheed Martin Corp., Notes,
              6.55%, due 5/15/99                        A3          BBB+            1,505,565
 1,200,000    NWCG Holdings Corp., Zero-Coupon,
              Yielding 7.05%, due 6/15/99              Ba2          BBB-            1,035,000
 1,200,000    Williams Holdings of Delaware,
              Inc., Medium-Term Notes, Ser. A,
              6.40%, due 6/17/99                       Baa2         BBB-            1,199,508
 1,100,000    Chrysler Financial Corp.,
              Medium-Term Notes, Ser. Q, 6.37%,
              due 6/21/99                               A3            A             1,100,363
   660,000    Arkla, Inc., Notes, 8.875%, due
              7/15/99                                  Baa3          BBB              688,103
   170,000    Caterpillar Finance, Medium-Term
              Notes, Ser. E, 6.11%, due 7/15/99         A2            A               169,196
   235,000    Hoechst Celanese Corp., Notes,
              9.625%, due 9/1/99                        A2           A+               236,285
 1,000,000    Six Flags Entertainment, Notes,
              Zero-Coupon, Yielding 6.96%, due
              12/15/99                                 Baa3         BBB-              850,290
 1,220,000    Norfolk Southern Corp., Notes,
              6.70%, due 5/1/00                        Baa1         BBB+            1,222,940
   900,000    Cleveland Electric Illuminating
              Co., Secured Notes, Ser. A, 7.19%,
              due 7/1/00                               Ba2           BB               900,468(2)
   110,000    ADT Operations, Inc., Senior Notes,
              8.25%, due 8/1/00                        Ba1          BBB-              115,087

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

Principal                                                    Rating                Market
  Amount                                             Moody's         S&P          Value(1)
----------                                           --------     ---------     -------------
$1,160,000    Arvin Industries, Inc., Notes,
              10.00%, due 8/1/00                       Ba1          BBB-        $   1,234,379
 1,000,000    Ford Motor Credit Co., Medium-Term
              Notes, 6.84%, due 8/16/00                 A1           A+             1,006,560
   520,000    Chesapeake Corp., Notes, 10.375%,
              due 10/1/00                              Baa3          BBB              572,567
   415,000    BHP Finance (USA) Limited,
              Guaranteed Notes, 5.625%, due
              11/1/00                                   A2            A               402,683
   130,000    Congoleum Corp., Senior Notes,
              9.00%, due 2/1/01                         B1           BB-              128,538
 2,000,000    General Motors Acceptance Corp.,
              Medium-Term Notes, 8.125%, due
              3/1/01                                    A3           A-             2,084,320
 1,010,000    Fort Howard Corp., Senior Notes,
              9.25%, due 3/15/01                       Baa3          B+             1,080,700
   870,000    Revlon Worldwide Corp., Notes,
              Zero-Coupon, Yielding 10.75% &
              10.959%, due 3/15/01                      B3           B-               589,425(2)
   520,000    Colonial Realty Limited
              Partnership, Senior Notes, 7.50%,
              due 7/15/01                              Baa3         BBB-              522,974
 1,000,000    Tyco International Ltd., Notes,
              6.50%, due 11/1/01                       Baa2         BBB+              985,190
   755,000    ICI Wilmington Inc., Guaranteed
              Notes, 7.50%, due 1/15/02                 A2           A+               775,476
   620,000    ADT Operations, Inc., Senior
              Subordinated Notes, 9.25%, due
              8/1/03                                   Ba3           BB+              663,400
   400,000    Core-Mark International Inc.,
              Senior Subordinated Notes, 11.375%,
              due 9/15/03                               B3            B               418,500
 1,040,000    Stewart Enterprises, Inc., Notes,
              6.70%, due 12/1/03                       Baa3          BBB            1,015,134
 1,015,000    Duty Free International, Inc.,
              Notes, 7.00%, due 1/15/04                Ba1          BBB-              965,519
    90,000    TLC Beatrice International
              Holdings, Senior Notes, 11.50%, due
              10/1/05                                   B1           BB-              101,138
   205,000    Printpack, Inc., Senior
              Subordinated Notes, Ser. B,
              10.625%, due 8/15/06                      B3           B+               217,044
   500,000    Time Warner Inc., Notes, 8.11%, due
              8/15/06                                  Ba1          BBB-              519,570
   105,000    Commonwealth Aluminum Corp., Senior
              Subordinated Notes, 10.75%, due
              10/1/06                                   B2           B-               110,775
   120,000    Iron Mountain Inc., Senior
              Subordinated Notes, 10.125%, due
              10/1/06                                   B3           B-               128,100
   270,000    International Home Foods, Inc.,
              Senior Subordinated Notes, 10.375%,
              due 11/1/06                               B2           B-               279,450
   235,000    Motors and Gears, Inc., Senior
              Notes, Ser. A, 10.75%, due 11/15/06       B3           BB-              242,931
   185,000    Allied Waste North America, Inc.,
              Senior Subordinated Notes, 10.25%,
              due 12/1/06                               B3           B+               199,337(2)
   155,000    Fresenius Medical Care Capital
              Trust, Preferred Securities, 9.00%,
              due 12/1/06                              Ba3           B+               158,875
    45,000    Newport News Shipbuilding Inc.,
              Senior Subordinated Notes, 9.25%,
              due 12/1/06                               B1           B+                46,800
   100,000    Safelite Glass Corp., Senior
              Subordinated Notes, 9.875%, due
              12/15/06                                  B3            B               105,500(2)
   220,000    AMTROL Inc., Senior Subordinated
              Notes, 10.625%, due 12/31/06              B3           B-               229,350
   205,000    Pen-Tab Industries, Inc., Senior
              Subordinated Notes, 10.875%, due
              2/1/07                                    B3           B-               209,612(2)
   235,000    Fonda Group, Inc., Senior
              Subordinated Notes, 9.50%, due
              3/1/07                                    B3           B-               225,600(2)
    45,000    GFSI Inc., Senior Subordinated
              Notes, 9.625%, due 3/1/07                 B3           B-                45,563(2)
    30,000    Tekni-Plex, Inc., Senior
              Subordinated Notes, 11.25%, due
              4/1/07                                    B3           B-                32,475(2)
    50,000    Amphenol Corp., Senior Subordinated
              Notes, 9.875%, due 5/15/07               Baa2          B-                51,875

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

Principal                                                    Rating                Market
  Amount                                             Moody's         S&P          Value(1)
----------                                           --------     ---------     -------------
$   75,000    French Fragrances Inc., Notes,
              10.375%, due 5/15/07                      B2           B+         $      77,250(2)
   610,000    Owens-Illinois, Inc., Senior
              Debentures, 8.10%, due 5/15/07          Ba1(3)       BB+(3)             620,815
   490,000    Sinclair Broadcast Group, Senior
              Subordinated Notes, 9.00%, due
              7/15/07                                   B2            B               476,525(2)
    95,000    KinderCare Learning Centers, Inc.,
              Senior Subordinated Notes, 9.50%,
              due 2/15/09                               B3           B-                93,338
                                                                                -------------
              TOTAL CORPORATE DEBT SECURITIES
              (COST $29,091,705)                                                   29,113,840
                                                                                -------------
              TOTAL INVESTMENTS (99.3%) (COST
              $156,437,941)                                                       182,125,325(4)
              Cash, receivables and other assets,
              less liabilities (0.7%)                                               1,371,028
                                                                                -------------
              TOTAL NET ASSETS (100.0%)                                         $ 183,496,353
                                                                                -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments
1) Investments in equity securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Investments in limited maturity debt securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 1997, these securities amounted to $3,766,063 or 2.1% of net assets.
3) Rated BBB- by Duff & Phelps Credit Rating Co.
4) At June 30, 1997, the cost of investments for Federal income tax purposes was $156,510,853. Gross unrealized appreciation of investments was $31,362,959 and gross unrealized depreciation of investments was $5,748,487, resulting in net unrealized appreciation of $25,614,472, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  182,125,325
      Receivable for securities sold                     1,438,577
      Dividends and interest receivable                    453,687
      Deferred organization costs (Note A)                  29,406
      Receivable for variation margin (Note A)              27,099
      Prepaid expenses and other assets                      5,705
                                                    --------------
                                                       184,079,799
                                                    --------------
LIABILITIES
      Payable for securities purchased                     477,407
      Payable to investment manager (Note B)                82,621
      Accrued expenses                                      23,418
                                                    --------------
                                                           583,446
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  183,496,353
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  157,850,313
      Net unrealized appreciation in value of
       investment securities and financial futures
       contracts                                        25,646,040
                                                    --------------
NET ASSETS                                          $  183,496,353
                                                    --------------
*Cost of investments                                $  156,437,941
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Interest income                               $ 2,409,771
      Dividend income                                   413,664
      Foreign taxes withheld (Note A)                    (7,515)
                                                    ------------
        Total income                                  2,815,920
                                                    ------------
    Expenses:
      Investment management fee (Note B)                481,116
      Custodian fees (Note B)                            54,959
      Amortization of deferred organization and
       initial offering expenses (Note A)                 5,142
      Accounting fees                                     5,000
      Trustees' fees and expenses                         4,121
      Auditing fees                                       3,158
      Legal fees                                          2,555
      Insurance expense                                   1,768
      Miscellaneous                                          28
                                                    ------------
        Total expenses                                  557,847
                                                    ------------
        Net investment income                         2,258,073
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             5,413,021
    Net realized loss on financial futures
     contracts (Note A)                                (134,628)
    Net realized gain on foreign currency
     transactions (Note A)                                4,273
    Change in net unrealized appreciation of
     investment securities and foreign currency
     contracts                                       11,773,586
    Change in net unrealized appreciation
     (depreciation) of financial futures contracts
     (Note A)                                           (52,656)
                                                    ------------
        Net gain on investments                      17,003,596
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $19,261,669
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   2,258,073   $  3,818,166
    Net realized gain on investments          5,282,666      8,184,216
    Change in net unrealized
     appreciation (depreciation) of
     investments                             11,720,930       (201,548)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         19,261,669     11,800,834
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 1,315,645     27,061,978
    Reductions                              (10,577,239)   (68,687,411)
                                          -----------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                    (9,261,594)   (41,625,433)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        10,000,075    (29,824,599)
NET ASSETS:
    Beginning of period                     173,496,278    203,320,877
                                          -----------------------------
    End of period                         $ 183,496,353   $173,496,278
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Balanced Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments
   financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been closed or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At June 30, 1997, open positions in financial futures contracts were as follows:

                                                                                 UNREALIZED
EXPIRATION                          OPEN CONTRACTS               POSITION       DEPRECIATION
----------------------------------------------------------------------------------------------
September 1997            39   U.S. Treasury Notes, 5 Year         Short             $13,141
September 1997            83   U.S. Treasury Notes, 10 Year        Short              28,203

   At June 30, 1997, the Series had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL
AMOUNT                                             SECURITY
------------------------------------------------------------------------------------------
$115,250            U.S. Treasury Notes, 6.625%, due 5/15/07
  4,750             Caterpillar Finance, Medium-Term Notes, Ser. E, 6.11%, due 7/15/99

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
9) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $29,406.
10) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $318, which is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $61,289,163 and $70,110,227, respectively.
   During the six months ended June 30, 1997, the Series entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at June 30, 1997.
   During the six months ended June 30, 1997, brokerage commissions on securities transactions amounted to $70,140, of which Neuberger received $53,672, and other brokers received $16,468.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                                                    Period from
                                                    Six Months                      May 1, 1995
                                                       Ended                       (Commencement
                                                     June 30,      Year Ended     of Operations)
                                                       1997       December 31,    to December 31,
                                                    (UNAUDITED)       1996             1995
                                                    ----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                              .64%(1)       .65%                .64%(1)
                                                    ----------------------------------------------
    Net Investment Income                                2.58%(1)      2.28%               2.36%(1)
                                                    ----------------------------------------------
Portfolio Turnover Rate                                    36%           87%                 55%
                                                    ----------------------------------------------
Average Commission Rate Paid                          $0.0284       $0.0572             $0.0451
                                                    ----------------------------------------------
Net Assets, End of Period (in millions)                $183.5        $173.5              $203.3
                                                    ----------------------------------------------

1) Annualized.